SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Cash and Cash Equivalents [Line Items]
Cash	$ 20,005
Assets held in trust account		$ 195,206,616
Cash FDIC insured amount	250,000	250,000
Deferred offering costs	952,432
Unrecognized tax benefits	0	0
Interest and penalties accrued	0	0
Working capital deficit	$ 525,384	1,708,541
Weighted average shares	875,000
Unsecured Promissory Note [Member]
Cash and Cash Equivalents [Line Items]
Notes payable	$ 250,000
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash	20,005	1,622,799
Cash equivalents	$ 0	$ 0